Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Description of business and basis of preparation of consolidated financial statements [abstract]
Description of business and basis of preparation of the consolidated financial statements
NOTE 2	Description of business and basis of preparation of the consolidated financial statements

2.1     Description of business

Orange provides consumers, businesses and other telecommunications operators with a wide range of services including fixed telephony and mobile telecommunications, data transmission and other value-added services, mainly in Europe, Africa and the Middle East. The Group is also developing its activity in the mobile financial services (Orange Money in Africa, Orange Finanse in Poland, Orange Cash in France and Spain, and Orange Bank in France).

Telecommunications operator activities are regulated and dependent upon the granting of licenses, just as mobile financial service activities have their own regulations.

2.2     Basis of preparation of the 2017 consolidated financial statements

The consolidated financial statements were approved by the Board of Directors’ Meeting on February 20, 2018 and will be submitted for approval at the Shareholders’ Meeting on May 4, 2018.

In accordance with European regulation n° 1606/2002 dated July 19, 2002, the 2017 consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as endorsed by the European Union (available on the website http://ec.europa.eu/internal_market/accounting/ias/index_en.htm). Comparative figures are presented for 2016 and 2015 using the same basis of preparation.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the carve-out of IAS 39 together with the standards and interpretations currently being endorsed, that have no effect on the Group accounts. Consequently, the Group financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare financial data relating to the 2017 financial year are based on:

■    all the standards and interpretations endorsed by the European Union compulsory as of December 31, 2017,

■    the recognition and measurement alternatives allowed by the IFRSs:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities)	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories determined by the weighted average unit cost method
IAS 7	Interest paid and received dividends	Classification as net operating cash flows/
IAS 16	Property, Plant and Equipment	Measurement at amortized historical cost
IAS 38	Intangible Assets	Measurement at amortized historical cost
IFRS 3R	Non-controlling interests	At the acquisition date, measurement either at fair value or at the portion of the net identifiable asset of the acquired entity

■    accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of consolidated financial statements	Financial statements and segment information
Operating taxes and levies	9.1
Income taxes	9.2
Non-controlling interests ■ Change in ownership interest in a subsidiary ■ Commitments to purchase non-controlling interests	3 & 13.6

In the absence of any accounting standard or interpretation, management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

■    fairly present the Group’s financial position, financial performance and cash flows;

■    reflect the economic substance of transactions;

■    are neutral;

■    are prepared on a prudent basis; and

■    are complete in all material respects.

2.3     Standards and interpretations compulsory after December 31, 2017 with no early application elected by the Group

Among these standards and interpretations, the following might affect the Group’s future consolidated financial statements are IFRS 9, IFRS 15 and IFRS 16 which are subject to dedicated project within the Group:

Standard/Interpretation (application date for the Group)	Consequences for the Group
IFRS 9 Financial instruments January 1, 2018

IFRS 9 modifies the recognition criteria for hedging transactions and main financial assets and liabilities categories: given the nature of the Group’s transactions, no major change is expected either for the telecom activities and Orange Bank activities.

IFRS 9 also modifies the recognition of credit risk related to financial assets, moving from the incurred loss approach to an expected loss approach: this means that impairment will be recognized on trade receivables not yet due for the telecom activities and upon credit agreement for Orange Bank. The first application of this method will not affect materially the Group equity on January 1, 2018.

IFRS 15 Revenue from Contracts with Customers (January 1, 2018)

IFRS 15 implementation has been subject to a dedicated project within the Group. Work completion confirms the expected effects of IFRS 15 first application. The effects on Group’s accounts primarily relate to the mobile phone market in France and in Europe and notably to:

■  the accounting for arrangements which bundle the sale of a handset sold with a discounted price and with customer subscription to a communication service for a defined period of time: the cumulative revenue will not change but the allocation between the handset sold and the communication service will change (higher equipment revenues, with the exact same decrease in service revenues);

■  the accelerated recognition of revenues, when the equipment is sold, offset from the supply of the service during the enforceable period, will lead to the recognition of a contract asset in the statement of financial position which will be settled against an asset receivable as the communication service is provided;

■  the accounting treatment of non-monetary transactions between telecom operators;

■  some incremental subscriber acquisition and retention costs (i.e. payments to retailers directly attributable to the contract, excluding subsidies) will be recognized over the duration of the contractual relationship.

The Group also paid particular attention to the concepts specified or introduced by IFRS 15 which will not change the principles currently applied:

■  Gross or net revenue recognition depending on whether the Group acts as principal or as agent;

■  The accounting treatment of material rights granted to customers under contracts in which the Group provides the customer additional optional goods or services;

■  The timing of revenue recognition related to services of which the Group operates in the build and run of IT platforms.

The Group will retrospectively apply IFRS 15 on January 1, 2016, which means the restatement of 2016 and 2017 reported comparative periods. Based on evaluations carried out arrangement by arrangement, IFRS 15 first application will increase the net equity as of January 1, 2016 by approximately 0.8 billion euros which mainly results from the recognition of contract assets.

IFRS 16 Leases January 1, 2019

This standard introduces provisions that significantly affect the financial reporting of the leases as well as the financial measures of the lessees.

At the delivery date of the right of use granted by the lessor, the lessees will account for all of their leases, as an asset against a financial liability as for a financial lease under IAS 17. In addition to the effect on the statement of financial position, the income statement (depreciation and interest expense instead of operating expense) and the statement of cash flows (interest expense will continue to affect the operating cash flows, investment cash flows will not be impacted, financing cash flows will be impacted by the repayment of the debt) will also be affected.

The financial reporting will be sensitive to:

■  the judgment required in applying the new qualification criteria for a lease;

■  the choice of whether to recognize certain capacity arrangements as intangible assets;

■  the legislation and practices applicable to each jurisdiction or line of business with regard to the non-cancellable lease term granted by lessors and the combination of fixed and variable contractual payments;

■  the policy used by each lessee when assessing the reasonably certain lease term;

■  the simplified alternatives elected for a retrospective application.

The application of this standard will also affect the scope and the amount of the unrecognised commitments disclosed Note 14 under IAS 17.

Furthermore, the differences between IFRS (IFRS 16) and US GAAP (ASU 2016-02) would result in different financial measures.

The Group will apply IFRS 16 with a retrospective application on January 1, 2019, but with no restatement of comparative periods.

2.4Use of estimates and judgment

In addition to the alternatives or accounting positions abovementioned, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Note 3	Control

Requiring judgment in certain circumstances with respect to the control and continuous control assessment which can affect the perimeter of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 4	Revenue

Identifying separable components of a bundled offer

Requiring judgment with respect to complex arrangements: single or separate transactions, assessment of the parameters when arrangements affect several reporting periods

Notes 5, 9 and 16	Purchases and other expenses

Litigations and tax: measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Notes 5 and 11	Purchases and other expenses, financial assets and liabilities, net finance costs	Reverse factoring; distinguishing operating debt and financial debt
Note 8	Property, plant and equipment, intangible assets other than goodwill

Qualifying network, sites or equipment sharing among operators as joint operations

TowerCos arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 11 and 13	Financial assets and liabilities, net finance costs Equity	Distinguishing equity and debt: assessing specific contractual clauses
Notes 12 and 15	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, non-performance risk assessment, unit of account relating to investments accounted for under the equity method

In preparing the Group’s consolidated financial statements, Orange’s management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. The management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made at December 31, 2017 may be changed subsequently.

Topic		Key sources of estimates on future income and/or cash flows
Notes 5, 9 and 15	Risk of resources outflow linked to claims and litigation and to tax legislation Onerous contracts	Underlying assumptions of the assessment of legal and tax positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 7.3, 7.4, 8.2, 8.3, 8.4 and 10	Measurement of the recoverable values for the impairment tests (goodwill, tangible and intangible assets, investments accounted for under the equity method)

Sensitivity to discount rates, perpetual growth rate and business plans’ assumptions which affect the expected cash flows (revenue, EBITDA and capex)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 9	Measurement of the recoverable value of deferred tax assets	Assessment of the deferred tax assets’ recovery timeline when a tax entity reverts to profitability or when the tax legislation limits the use of tax loss carryforward
Note 8	Property, plant and equipment, intangible assets other than goodwill

Assessing assets’ useful life according to the change in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Provision for dismantling and restoring sites: dismantling timeframe, discount rate, expected cost

Note 6.2	Employee benefits	Sensitivity to discount rates Sensitivity to participation rate of senior staff to the specific plans Date of signature and scope of social arrangements
Note 11	Financial assets and liabilities and net finance costs	Sensitivity to BT’s share price evolution and GBP/EUR parity

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks (see Section 2.4 "Risk factors" of the Registration Document).